Other Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost And Reserve [Line Items]
Restructuring expenses	$ 84	$ 184	$ 71
Joint venture ownership percentage	50.00%
Remaining cost expected to be incurred for existing restructuring plans	$ 80
Cumulative charges net	360
Estimated saving amount	200
Commercial Vehicles [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring expenses	44	102
Construction Equipment Segment [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring expenses	19	39
Agriculture Equipment [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring expenses	$ 18	$ 43
Agriculture Equipment [Member] | CHINA
Restructuring Cost And Reserve [Line Items]
Joint venture ownership percentage		60.00%